Goodwill and Other Intangible Assets	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Goodwill and Other Intangible Assets

18	Goodwill and Other Intangible Assets
Goodwill
The changes in the carrying amounts of goodwill by groups of cash-generating units (CGU) are as follows:

($ millions)	Canadian Banking	Global Wealth Management	Global Banking and Markets	Latin America	Caribbean and Central America	Total
Balance as at October 31, 2021	$1,690	$3,580	$231	$2,517	$830	$8,848
Acquisitions	–	–	–	–	–	–
Dispositions	–	–	–	–	–	–
Foreign currency adjustments and other	–	19	12	(116)	111	26
Balance as at October 31, 2022	1,690	3,599	243	2,401	941	8,874
Acquisitions	–	–	–	–	–	–
Dispositions	–	–	–	–	–	–
Foreign currency adjustments and other	–	11	3	229	64	307
Balance as at October 31, 2023	$1,690	$3,610	$246	$2,630	$1,005	$9,181
Consolidated Financial Statements

Impairment testing of goodwill
Goodwill acquired in business combinations is allocated to each of the Bank’s groups of CGUs that are expected to benefit from the synergies of the particular acquisition. Goodwill is assessed for impairment annually or more frequently if events or circumstances occur that may indicate impairment.
The Bank determines the carrying values of its CGUs using a regulatory capital approach based on credit, market, operational risks and leverage, consistent with the Bank’s capital attribution for business line performance measurement. Corporate capital that is not directly attributable is allocated to each CGU on a proportional basis. The resulting carrying amount determined for the CGU is then compared to its respective recoverable amount to identify any impairment.
Annual impairment testing for goodwill was performed as at July 31, 2023 and 2022, and no impairment was determined to exist. As of October 31, 2023 and 2022, there were no significant changes to this assessment.
Fair value less costs of disposal
For all CGUs other than Latin America, the recoverable amount was determined using the fair value less costs of disposal (FVLCD) method. In arriving at FVLCD, the Bank estimates the fair value of the CGU using price earnings (P/E) multiples applied to normalized net income for the last four quarters as of the test date, applies a control premium based on a weighted average of acquisition premiums paid globally in the banking industry over the past five years for comparable companies, and deducts the estimated costs of disposal. The fair value measurement is categorized as Level 3 due to significant inputs being unobservable. For the 2023 annual impairment test, P/E multiples ranging from
9 to 10 times (2022 – 9 to 12 times) were used.
The Bank has performed sensitivity analysis on the key assumptions used in estimating FVLCD. The estimate of reasonably possible changes to the key assumptions are based on available evidence in respect of each input, such as risks associated with the normalized net income projections, and range of P/E multiples observed externally. Reasonable negative changes in the net income outlook (decrease of

5
%) or P/E multiples (decrease of
1
x), each in isolation, holding other factors constant, would not result in impairment for the Canadian Banking, Global Wealth Management and Caribbean and Central America CGUs. For the Global Banking and Markets CGU,
a
5
% decrease in its net income outlook, holding other factors constant, would not result in impairment. However, a
0.8
x decrease in the P/E multiple, holding other factors constant, will result in FVLCD approximating carrying value. FVLCD was
109% of the carrying amount with a P/E multiple of 9.5x

as at July 31, 2023.
Value in use
For the 2023 annual impairment test, the Latin America CGU’s FVLCD fell below its carrying amount. As such, further testing was required to measure its recoverable amount under the value in use (VIU) method (2022 – FVLCD method). In estimating VIU, the Bank uses a discounted cash flow valuation model based on a
5
-year
forecast of
after-tax
cash flows, the estimated terminal growth rate beyond 5 years, and the applicable discount rate. The
5-year
cash flow forecast is based on management approved budgets and plans which consider market trends, macro-economic conditions, forecasted earnings and the business strategy for the CGU. The terminal growth rate is based on long-term growth expectations in Latin America, and the discount rate is based on the cost of capital of comparable companies. For the 2023 annual impairment test, a terminal growth rate of
3
% and a discount rate of
13
% was used.
The Bank has performed sensitivity analysis on the key assumptions used in estimating the Latin America CGU’s VIU. The estimate of reasonably possible changes to the key assumptions is based on available evidence in respect of each input such as historical performance against forecasts, risks associated with the underlying cash flow projections, and range of discount rates observed externally. Reasonable negative changes in any one key assumption, holding other factors constant, would not result in impairment for the Latin America CGU.
Consolidated Financial Statements

Intangible assets
Intangible assets consist of assets with indefinite and finite useful lives. Indefinite life intangible assets consist substantially of fund management contracts. The fund management contracts are for the management of open-ended funds. Finite life intangible assets include assets such as computer software, customer relationships and core deposit intangibles.

	Finite life		Indefinite life
($ millions)	Computer software	Other intangibles	Fund management contracts (1)	Other intangibles	Total
Cost
Balance as at October 31, 2021	$5,698	$1,867	$4,415	$166	$12,146
Acquisitions	–	–	–	–	–
Additions	987	–	–	–	987
Disposals/Retirements	(2)	–	–	–	(2)
Foreign currency adjustments and other	4	8	–	–	12
Balance as at October 31, 2022	$6,687	$1,875	$4,415	$166	$13,143
Acquisitions	–	–	–	–	–
Additions	1,125	–	–	–	1,125
Impairment (3)	(184)	(110)	–	(3)	(297)
Disposals/Retirements	(2,141)	(2)	–	–	(2,143)
Foreign currency adjustments and other	152	52	–	–	204
Balance as at October 31, 2023	$5,639	$1,815	$4,415	$163	$12,032
Accumulated amortization
Balance as at October 31, 2021	$3,117	$1,273	$–	$–	$4,390
Amortization	685	97	–	–	782
Disposals/Retirements	(1)	–	–	–	(1)
Foreign currency adjustments and other	8	5	–	–	13
Balance as at October 31, 2022	$3,809	$1,375	$–	$–	$5,184
Amortization	862	157	–	–	1,019
Impairment (3)	(134)	(34)	–	–	(168)
Disposals/Retirements	(1,996)	(2)	–	–	(1,998)
Foreign currency adjustments and other	25	(42)	–	–	(17)
Balance as at October 31, 2023	$2,566	$1,454	$–	$–	$4,020
Net book value
As at October 31, 2022	$2,878 (2)	$500	$4,415	$166	$7,959
As at October 31, 2023	$3,073 (2)	$361	$4,415	$163	$8,012

(1)	Fund management contracts are attributable to the previously acquired Dynamic Funds business (formerly DundeeWealth Inc.), MD Financial Management Inc., and Jarislowsky Fraser Limited.
(2)
Computer software comprises of purchased software of $429 (2022 – $337), internally generated software of $1,711 (2022 – $1,555), and in process software not subject to amortization of $933 (2022 – $986).

(3)
Impairment charges taken against finite life intangible assets primarily relate to the full write-off of a contract-based intangible asset in Peru, and software assets which were decommissioned in Q4 2023.

Impairment testing of intangible assets
Indefinite life intangible assets are not amortized and are assessed for impairment annually or more frequently if events or changes in circumstances indicate that the asset may be impaired. Impairment is assessed by comparing the carrying value of the indefinite life intangible asset to its recoverable amount. The recoverable amount of the fund management contracts is based on a value in use approach using the multi-period excess earnings method. This approach uses cash flow projections from management-approved financial budgets which include key assumptions related to market appreciation, net sales of funds, and operating margins
,
taking into consideration past experience and market expectations. The forecast cash flows cover a
5-year
period, with a terminal growth rate of 4.5% (2022 – 4.5%) applied thereafter. These cash flows have been discounted at 10% (2022 – 10%).

Fund management contracts were assessed for annual impairment as at July 31, 2023 and 2022 and no impairment was determined to exist. As of October 31, 2023 and 2022, there were no significant changes to this assessment. In addition, reasonable negative changes in any one key assumption, holding other factors constant, would not result in impairment.
Finite life intangible assets are only assessed for impairment if events or circumstances indicate that the asset may be impaired. When required, impairment is assessed by comparing the carrying value of the finite life intangible asset to its recoverable amount, which is generally determined using a value in use approach.